Investment in Juanicipio (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of interest in associates
Changes during the period in the Company’s investment in Juanicipio are detailed as follows:

2025
Investment in Juanicipio, opening balance	$—
Acquisition of Investment in Juanicipio (Note 8)	1,888
Dividends paid to Pan American	(44)
Income from equity accounted investment in Juanicipio	77
Investment in Juanicipio, closing balance	$1,921
A summary of the statement of financial position of Juanicipio at December 31, 2025 is as follows:

	December 31, 2025
	100%	44%
Cash and cash equivalents	$288	$127
Other current assets	177	78
Non-current assets	724	318
Current liabilities	(164)	(72)
Non-current liabilities	(21)	(9)
Net assets	$1,004	$442
Acquisition fair value and other accounting adjustments		1,479
Carrying amount of Investment in Juanicipio		$1,921
A summary of the statement of earnings from the date of acquisition to December 31, 2025 is as follows:

	2025
	100%	44%
Revenue	$373	$164
Production costs and royalties	(59)	(26)
Depreciation and amortization	(40)	(18)
Mine operating earnings	274	120
Net income and comprehensive income	$197	$86
Depreciation and amortization of acquisition fair value adjustments		(9)
Income from investment in Juanicipio		$77
A summary of the statement of cash flows from the date of acquisition to December 31, 2025 is as follows:

	2025
	100%	44%
Cash and cash equivalents at the beginning of the period	$163	$72
Cash from operating activities	242	106
Cash used in investing activities	(17)	(7)
Cash used in financing activities	(100)	(44)
Cash and cash equivalents at the end of the period	$288	$127